Performance Management	Oct. 31, 2025
EA Bridgeway Blue Chip ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The bar chart and table immediately following illustrate the variability of the EA Bridgeway Blue Chip ETF’s returns and are meant to provide some indication of the risks of investing in the Fund. The Fund has adopted the performance of the Bridgeway Funds, Inc., Blue Chip Fund (the “Predecessor Mutual Fund”) as the result of the reorganization of the Predecessor Mutual Fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the changes in the Fund’s and the Predecessor Mutual Fund’s performance from year to year over the past ten years. Returns in the bar chart and table for the Predecessor Mutual Fund have not been adjusted.
The annual returns bar chart demonstrates the risks of investing in the Fund by showing how the Fund and the Predecessor Mutual Fund’s performance have varied from year to year over the past ten years. The table also demonstrates these risks by showing how the Fund and the Predecessor Mutual Fund’s average annual returns compare with those of a broad-based index. Unlike the Fund’s and the Predecessor Mutual Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website at https://bridgewayetfs.com/ or by calling the Fund at (215) 330-4476.

Performance Past Does Not Indicate Future [Text]	Past performance, before or after taxes, is not indicative of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the EA Bridgeway Blue Chip ETF’s returns and are meant to provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 15.27%.
During the period shown in the bar chart, the highest performance for the Fund and the Predecessor Mutual Fund for a quarter was 17.41% (for the quarter ended June 30, 2020). The lowest performance was -20.36% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest performance
Highest Quarterly Return	17.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest performance
Lowest Quarterly Return	(20.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Reflects No Deductions for Fees and Expenses)
Performance Availability Website Address [Text]	https://bridgewayetfs.com/
Performance Availability Phone [Text]	(215) 330-4476
EA Bridgeway Omni Small-Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund.
The bar chart and table immediately following illustrate the variability of the EA Bridgeway Omni Small-Cap Value ETF’s returns and are meant to provide some indication of the risks of investing in the Fund. The Fund has adopted the accounting and performance history of the Bridgeway Funds, Inc. Omni Tax-Managed Small-Cap Value Fund (the “Predecessor Mutual Fund”) as the result of the reorganization of the Predecessor Mutual Fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The information shown below is for the Fund and the Predecessor Mutual Fund. Returns in the bar chart and table for the Predecessor Mutual Fund have not been adjusted.
The annual returns bar chart demonstrates the risks of investing in the Fund by showing how the Fund and the Predecessor Mutual Fund’s performance have varied from year to year over the past ten years. The table also demonstrates these risks by showing how the Fund and the Predecessor Mutual Fund’s average annual returns compare with those of a broad-based index. Unlike the Fund’s and the Predecessor Mutual Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available from the Fund’s website https://bridgewayetfs.com/.

Performance Past Does Not Indicate Future [Text]	Past performance, before or after taxes, is not indicative of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the EA Bridgeway Omni Small-Cap Value ETF’s returns and are meant to provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]
For the year-to-date period ended September 30, 2025, the Fund’s total return was 4.64%.
During the period shown in the bar chart, the best performance for the Predecessor Mutual Fund for a quarter was 34.38% (for the quarter ended December 31, 2020). The lowest performance was -42.37% (for the quarter ended March 31, 2020).

Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	34.38%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest performance
Lowest Quarterly Return	(42.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total ReturnsFor the Period Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Reflects No Deductions for Fees, Expenses, or Taxes)
Performance Availability Website Address [Text]	https://bridgewayetfs.com/